Deferred tax (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of changes in deferred tax liability [abstract]
Liability at 1 January		£ 6,547	£ 354
Arising on business combination			6,191
Credited to income on impairment and amortisation of intangibles		(5,509)
Credited to income statement		(1,740)	(131)
Foreign exchange gain		702	133
Liability at 31 December			£ 6,547